Share-Based Compensation	12 Months Ended
Sep. 30, 2025
Share-Based Compensation [Abstract]
Share-based compensation

(11) Share-based compensation

On January 17, 2025, the Company’s board of directors approved the 2024 Stock Incentive Plan (the “2024 Plan”), which was subsequently registered through Form S-8 filed on January 22, 2025. The 2024 Plan is designed to motivate, attract and retain directors, consultants, and key employees to exert their best efforts on behalf of the Company and align their interests with those of the Company’s shareholders. Under the 2024 Plan, the Company has authorized the issuance of up to 4,287,500 ordinary shares for awards.

As of March 19, 2025, the Company had issued and granted 4,287,500 Ordinary Shares under the Plan, with a value of $14,236,000.